Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,000	£ 7,000
Shares issued	2,369		£ 15,000
Equity component of convertible loan instrument			62
Ending balance	7,000	7,000	7,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	18,593	16,359	12,666
Acquisition of OncoMed (Note 5)	40,818
Share-based payments expense during the year	1,636	2,302	4,983
Share-based payments release for exercise of options		(112)
Shares issued	(1,590)		(1,083)
Warrants issued for TAP funding		44
Equity component of convertible loan instrument	(310)		(207)
Ending balance	59,147	18,593	16,359
Shares to be issued [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,590	1,590	2,673
Shares issued	(1,590)		(1,083)
Ending balance		1,590	1,590
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	16,649	14,459	9,476
Share-based payments expense during the year	1,636	2,302	4,983
Share-based payments release for exercise of options		(112)
Ending balance	18,285	16,649	14,459
Equity component of convertible loan [member]
Disclosure of classes of share capital [line items]
Equity component of convertible loan instrument	0
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	310	310	517
Equity component of convertible loan instrument	(310)		(207)
Ending balance		310	£ 310
Warrants issued for TAP funding [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44
Warrants issued for TAP funding		44
Ending balance	44	£ 44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Acquisition of OncoMed (Note 5)	40,818
Ending balance	£ 40,818